Consolidated Balance Sheets - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ASSETS
CASH, CASH BALANCES AT CENTRAL BANKS AND OTHER DEPOSITS ON DEMAND	€ 210,689	€ 153,839	€ 101,067
FINANCIAL ASSETS HELD FOR TRADING	116,953	114,945	108,230
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	5,536	4,486	4,911
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	15,957	48,717	62,069
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	108,038	120,953	125,708
FINANCIAL ASSETS AT AMORTIZED COST	1,037,898	958,378	995,482
HEDGING DERIVATIVES	4,761	8,325	7,216
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK	410	1,980	1,702
INVESTMENTS	7,525	7,622	8,772
Joint venture entities	1,692	1,492	1,325
Associated entities	5,833	6,130	7,447
ASSETS UNDER INSURANCE OR REINSURANCE CONTRACTS	283	261	292
TANGIBLE ASSETS	33,321	32,735	35,235
Property, plant and equipment	32,342	31,772	34,262
Investment properties	979	963	973
INTANGIBLE ASSETS	16,584	15,908	27,687
Goodwill	12,713	12,471	24,246
Other intangible assets	3,871	3,437	3,441
TAX ASSETS	25,196	24,586	29,585
Current tax assets	5,756	5,340	6,827
Deferred tax assets	19,440	19,246	22,758
OTHER ASSETS	8,595	11,070	10,138
Insurance contracts linked to pensions	149	174	192
Inventories	6	5	5
Other	8,440	10,891	9,941
NON-CURRENT ASSETS HELD FOR SALE	4,089	4,445	4,601
TOTAL ASSETS	1,595,835	1,508,250	1,522,695
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	79,469	81,167	77,139
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	32,733	48,038	60,995
Memorandum items: subordinated liabilities	26,196	21,880	21,062
FINANCIAL LIABILITIES AT AMORTIZED COST	1,349,169	1,248,188	1,230,745
HEDGING DERIVATIVES	5,463	6,869	6,048
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK	248	286	269
LIABILITIES UNDER INSURANCE OR REINSURANCE CONTRACTS	770	910	739
PROVISIONS	9,583	10,852	13,987
TAX LIABILITIES	8,649	8,282	9,322
Current tax liabilities	2,187	2,349	2,800
Deferred tax liabilities	6,462	5,933	6,522
OTHER LIABILITIES	12,698	12,336	12,792
LIABILITIES ASSOCIATED WITH NON-CURRENT ASSETS HELD FOR SALE	0	0	0
TOTAL LIABILITIES	1,498,782	1,416,928	1,412,036
EQUITY
SHAREHOLDERS´ EQUITY	119,649	114,620	124,239
CAPITAL	8,670	8,670	8,309
Called up paid capital	8,670	8,670	8,309
Unpaid capital which has been called up	0	0	0
SHARE PREMIUM	47,979	52,013	52,446
EQUITY INSTRUMENTS ISSUED OTHER THAN CAPITAL	658	627	598
Equity component of the compound financial instrument	0	0	0
Other equity instruments issued	658	627	598
OTHER EQUITY	152	163	146
ACCUMULATED RETAINED EARNINGS	60,273	65,583	61,028
REVALUATION RESERVES	0	0	0
OTHER RESERVES	(4,477)	(3,596)	(3,110)
Reserves or accumulated losses in joint venture investments	1,572	1,504	1,210
Others	(6,049)	(5,100)	(4,320)
(-) OWN SHARES	(894)	(69)	(31)
PROFIT OR LOSS ATTRIBUTABLE TO SHAREHOLDERS OF THE PARENT	8,124	(8,771)	6,515
(-) INTERIM DIVIDENDS	(836)	0	(1,662)
OTHER COMPREHENSIVE INCOME OR LOSS	(32,719)	(33,144)	(24,168)
Items that will not be reclassified to profit or loss	(4,241)	(5,328)	(4,288)
Items that may be reclassified to profit or loss	(28,478)	(27,816)	(19,880)
NON-CONTROLLING INTEREST	10,123	9,846	10,588
Other comprehensive income or loss	(2,104)	(1,800)	(982)
Other items	12,227	11,646	11,570
Total equity	97,053	91,322	110,659
TOTAL LIABILITIES AND EQUITY	1,595,835	1,508,250	1,522,695
Loan commitments granted
EQUITY
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	262,737	241,230	241,179
Financial guarantees granted
EQUITY
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	10,758	12,377	13,650
Other commitments granted
EQUITY
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	75,733	64,538	68,895
Pensions and other post-retirement obligations
LIABILITIES
PROVISIONS	3,185	3,976	6,358
Other long term employee benefits
LIABILITIES
PROVISIONS	1,242	1,751	1,382
Taxes and other legal contingencies
LIABILITIES
PROVISIONS	1,996	2,200	3,057
Contingent liabilities and commitments
LIABILITIES
PROVISIONS	733	700	739
Other provisions
LIABILITIES
PROVISIONS	2,427	2,225	2,451
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
LIABILITIES
Memorandum items: subordinated liabilities	0	0	0
FINANCIAL LIABILITIES AT AMORTIZED COST
LIABILITIES
Memorandum items: subordinated liabilities	26,196	21,880	21,062
Derivatives
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	53,566	64,469	63,016
Short positions
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	12,236	16,698	14,123
Deposits
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	13,667	0	0
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	27,279	43,598	57,111
FINANCIAL LIABILITIES AT AMORTIZED COST	1,078,587	990,391	942,417
Central banks
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	1,038	0	0
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	607	2,490	12,854
FINANCIAL LIABILITIES AT AMORTIZED COST	139,757	112,804	62,468
Credit institutions
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	6,488	0	0
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	1,064	6,765	9,340
FINANCIAL LIABILITIES AT AMORTIZED COST	52,235	62,620	90,501
Customers
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	6,141	0	0
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	25,608	34,343	34,917
FINANCIAL LIABILITIES AT AMORTIZED COST	886,595	814,967	789,448
Marketable debt securities
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	0	0	0
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	5,454	4,440	3,758
FINANCIAL LIABILITIES AT AMORTIZED COST	240,709	230,829	258,219
Other financial liabilities
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	0	0	0
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	0	0	126
FINANCIAL LIABILITIES AT AMORTIZED COST	29,873	26,968	30,109
For own use
ASSETS
Property, plant and equipment	13,259	13,213	15,041
Leased out under an operating lease
ASSETS
Property, plant and equipment	19,083	18,559	19,221
Investment properties	839	793	823
Derivatives
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	54,292	67,137	63,397
Equity instruments
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	15,077	9,615	12,437
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	4,042	3,234	3,350
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	2,453	2,783	2,863
Debt instruments
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	26,750	37,894	32,041
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	957	700	1,175
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	2,516	2,979	3,186
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	97,922	108,903	118,405
FINANCIAL ASSETS AT AMORTIZED COST	35,708	26,078	29,789
Loans and advances
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	20,834	299	355
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	537	552	386
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	13,441	45,738	58,883
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	7,663	9,267	4,440
FINANCIAL ASSETS AT AMORTIZED COST	1,002,190	932,300	965,693
Central banks
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	3,608	0	0
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	0	0	0
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	0	9,481	6,473
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	0	0	0
FINANCIAL ASSETS AT AMORTIZED COST	15,657	12,499	18,474
Credit institutions
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	10,397	3	0
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	0	0	0
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	3,152	12,136	21,649
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	0	0	0
FINANCIAL ASSETS AT AMORTIZED COST	39,169	37,838	40,943
Customers
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	6,829	296	355
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	537	552	386
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	10,289	24,121	30,761
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	7,663	9,267	4,440
FINANCIAL ASSETS AT AMORTIZED COST	€ 947,364	€ 881,963	€ 906,276